RELATED PARTY (Details)	6 Months Ended
Mar. 31, 2019 USD ($)
Louis Silver [Member] | Non-Related Parties [Member]
Monthly payment	$ 2,000
Contact termination date	Jan. 31, 2019
Harkrishnan Giroh [Member] | Non-Related Parties [Member]
Monthly payment	$ 2,500
Contact termination date	Jan. 31, 2019
Jagraj Sangha [Member] | Son Of Harp Sangha [Member]
Monthly payment	$ 4,000
Contact termination date	Jun. 30, 2019
Remit Bains [Member] | Wife Of Brother Of Harp Sangha [Member]
Monthly payment	$ 3,000
Contact termination date	Sep. 30, 2019
Flora Mushi [Member] | Non-Related Parties [Member]
Monthly payment	$ 3,000
Contact termination date	Sep. 30, 2019
William Monroe [Member] | Non-Related Parties [Member]
Monthly payment	$ 5,833
Contact termination date	Mar. 31, 2019
Baljinder Cheema [Member] | Non-Related Parties [Member]
Monthly payment	$ 5,000
Contact termination date	Feb. 28, 2019
Kulraj Sangha [Member] | Yes To Harp Sangha [Member]
Monthly payment	$ 3,000
Contact termination date	Sep. 30, 2019
Officer [Member] | Craig Alford [Member]
Monthly payment	$ 7,000
Contact termination date	Sep. 30, 2019
Officer [Member] | Harp Sangha [Member]
Monthly payment	$ 15,000
Contact termination date	Sep. 30, 2019